Consolidated statements of operations - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Interest and dividend income	SFr 5,903	SFr 4,490	SFr 5,690	SFr 10,393	SFr 10,135
Interest expense	(3,034)	(2,338)	(3,104)	(5,372)	(5,371)
Net interest income	2,869	2,152	2,586	5,021	4,764
Commissions and fees	3,259	2,979	3,309	6,238	6,584
Trading revenues	498	1,390	197	1,888	835
Other revenues	329	126	371	455	1,109
Net revenues	6,955	6,647	6,463	13,602	13,292
Provision for credit losses	51	30	18	81	52
Compensation and benefits	2,914	2,976	2,973	5,890	5,966
General and administrative expenses	1,928	1,738	3,441	3,666	5,131
Commission expenses	406	392	377	798	746
Total other operating expenses	2,334	2,130	3,818	4,464	5,877
Total operating expenses	5,248	5,106	6,791	10,354	11,843
Income/(loss) from continuing operations before taxes	1,656	1,511	(346)	3,167	1,397
Income tax expense	590	477	307	1,067	850
Income/(loss) from continuing operations	1,066	1,034	(653)	2,100	547
Income/(loss) from discontinued operations, net of tax	0	0	(9)	0	6
Net income/(loss)	1,066	1,034	(662)	2,100	553
Net income/(loss) attributable to noncontrolling interests	15	(20)	38	(5)	394
Net income/(loss) attributable to shareholders	1,051	1,054	(700)	2,105	159
of which from continuing operations	1,051	1,054	(691)	2,105	153
of which from discontinued operations	SFr 0	SFr 0	SFr (9)	SFr 0	SFr 6
Basic earnings per share (CHF)
Basic earnings/(loss) per share from continuing operations (in CHF per share)	SFr 0.63	SFr 0.63	SFr (0.45)	SFr 1.26	SFr 0.05
Basic earnings/(loss) per share from discontinued operations (in CHF per share)	0.00	0.00	(0.01)	0.00	0.00
Basic earnings/(loss) per share (in CHF per share)	0.63	0.63	(0.46)	1.26	0.05
Diluted earnings per share (CHF)
Diluted earnings/(loss) per share from continuing operations (in CHF per share)	0.61	0.62	(0.45)	1.23	0.05
Diluted earnings/(loss) per share from discontinued operations (in CHF per share)	0.00	0.00	(0.01)	0.00	0.00
Diluted earnings/(loss) per share (in CHF per share)	SFr 0.61	SFr 0.62	SFr (0.46)	SFr 1.23	SFr 0.05
Bank
Interest and dividend income	SFr 5,783		SFr 5,564	SFr 10,146	SFr 9,880
Interest expense	(3,015)		(3,073)	(5,327)	(5,310)
Net interest income	2,768		2,491	4,819	4,570
Commissions and fees	3,207		3,296	6,132	6,523
Trading revenues	492		78	1,898	747
Other revenues	339		408	496	1,177
Net revenues	6,806		6,273	13,345	13,017
Provision for credit losses	38		4	58	23
Compensation and benefits	2,910		2,993	5,865	5,997
General and administrative expenses	1,946		3,457	3,700	5,163
Commission expenses	404		374	793	740
Total other operating expenses	2,350		3,831	4,493	5,903
Total operating expenses	5,260		6,824	10,358	11,900
Income/(loss) from continuing operations before taxes	1,508		(555)	2,929	1,094
Income tax expense	563		274	1,012	795
Income/(loss) from continuing operations			(829)		299
Income/(loss) from discontinued operations, net of tax			(9)		6
Net income/(loss)	945		(838)	1,917	305
Net income/(loss) attributable to noncontrolling interests	15		30	(1)	393
Net income/(loss) attributable to shareholders	SFr 930		(868)	SFr 1,918	(88)
of which from continuing operations			(859)		(94)
of which from discontinued operations			SFr (9)		SFr 6